Expense Example (, (Emerging Markets Debt Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
| (Emerging Markets Debt Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 532
Expense Example, with Redemption, 3 Years	849
Expense Example, with Redemption, 5 Years	1,189
Expense Example, with Redemption, 10 Years	$ 2,146